RESTRICTED NET ASSETS (Details) - HKD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
RESTRICTED NET ASSETS
Required percentage of after-tax-profit under PRC GAAP to be set aside as a general reserve fund	10.00%	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to general reserve fund	50.00%	50.00%
Restricted net assets	$ 304,377	$ 304,377	$ 304,377